Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash, cash equivalents and restricted cash
Cash at bank and in hand	€ 535	€ 729
Short term bank deposits	108	16
Restricted cash	11	27
Total cash and cash equivalents	€ 654	€ 772	€ 553	€ 414